Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of amortized cost and fair value of securities available for sale by contractual maturity
Available for Sale Amortized Cost, Within one year	$ 993
Available for Sale Amortized Cost, Due after one year through five years	477
Available for Sale Amortized Cost, Due after five years through ten years	7,742
Available for Sale Amortized Cost, Due after ten years	21,878
Available for Sale Amortized Cost	31,090
Amortized Cost Mortgage-backed securities, money market mutual fund and equity securities	64,839
Available for Sale, Amortized Cost, Total	95,929	109,943
Available for Sale Fair Value Within one year	1,015
Available for Sale Fair Value Due after one year through five years	507
Available for Sale Fair value Due after five years through ten years	8,173
Available for Sale Fair Value Due after ten years	23,065
Fair Value	32,760
Fair Value Mortgage-backed securities, money market mutual fund and equity securities	65,942
Fair Value Totals	$ 98,702	$ 111,978